UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  SEPTEMBER  30, 2008
                                                -------------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK          NOVEMBER 6, 2008
-----------------------             ------------------          ----------------
     [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         11
                                                --

Form 13F Information Table Value Total:       $523,757
                                              --------
                                             (thousands)




List of Other Included Managers:                     NONE

                                                       Market      Share/
                                 Title of              Value        Prn      Share/  Put/  Investment   Other
Name of Issuer                     Class    Cusip    (USD 1000)    Amount     Prn    Call  Discretion  Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                 COM    002535201    11,048     408,125     SH             Sole               408,125
AARON RENTS INC A CMN CLASS A       COM    002535300    4,959      224,700     SH             Sole               224,700
AMERICAN EXPRESS CO. CMN            COM    025816109    99,576     2,810,500   SH             Sole               2,810,500
BED BATH & BEYOND INC. CMN          COM    075896100    190,379    6,061,108   SH             Sole               6,061,108
BERKSHIRE HATHAWAY INC
  CL-A (DEL) CLASS A                COM    084670108    261        2           SH             Sole               2
CARMAX, INC. CMN                    COM    143130102    35,682     2,548,710   SH             Sole               2,548,710
CONOCOPHILLIPS CMN                  COM    20825C104    5,450      74,400      SH             Sole               74,400
LOWES COMPANIES INC CMN             COM    548661107    106,832    4,509,600   SH             Sole               4,509,600
SEARS HOLDINGS CORPORATION CMN      COM    812350106    3,386      36,219      SH             Sole               36,219
STAPLES, INC. CMN                   COM    855030102    6,324      281,050     SH             Sole               281,050
WHOLE FOODS MARKET INC CMN          COM    966837106    59,860     2,988,500   SH             Sole               2,988,500
                                                        --------
                                                        523,757
